Results for the Year - A reconciliation of Genmab's effective tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Results for the Year
Net profit before tax	kr 9,164	kr 5,637	kr 6,945
Tax at the Danish corporation tax rate of 22% for all periods	2,016	1,240	1,528
Net Increase (decrease) of unrecognized deferred tax assets for the year	(579)	43	(92)
Net of non-taxable income over non-deductible expenses	92	7	73
All other	(209)	(5)	(16)
Total tax effect	(696)	45	(35)
Total tax for the period in the income statement	1,320	1,285	1,493
Total tax for the period in shareholders' equity	kr 49	kr 57	kr (22)
Effective Tax Rate	14.40%	22.80%	21.50%
Applicable tax rate	22.00%	22.00%	22.00%